Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	100 Months Ended	101 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Apr. 16, 2016
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			IPS Strategic Capital Absolute Return Fund
Account Value	$ 16,678	$ 16,678	$ 16,678	$ 16,678	$ 13,929	$ 13,218	$ 14,618	$ 12,480	$ 11,661	$ 12,051	$ 10,683	$ 10,540	$ 10,000
Average Annual Return, Percent	19.73%	7.42%		6.30%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 31,522	$ 31,522	$ 31,522	$ 31,522	$ 24,794	$ 21,384	$ 24,089	$ 18,365	$ 15,061	$ 14,634	$ 12,229	$ 10,521	$ 10,000
Average Annual Return, Percent	27.14%	15.92%		14.69%